Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 3,849,121	$ 4,596,452	$ 5,115,975	$ 4,259,072	$ 3,267,961	$ 2,909,999	$ 2,239,732	$ 1,953,080	$ 17,820,620	$ 10,370,772	$ 7,477,522
Total cost of sales	3,674,431	4,336,413	4,945,204	4,206,227	3,087,981	2,729,714	2,072,787	1,812,387	17,162,275	9,702,869	6,997,177
(Loss) income from continuing operations	45,385	109,917	(26,022)	(258,730)	(9,458)	95,883	(114,865)	(17,541)	(129,450)	(45,981)	117,613
Net (loss) income	43,217	110,528	354,939	(169,289)	110,912	56,769	(173,579)	(63,707)	339,395	(69,605)	143,874
Net (loss) income attributable to NGL Energy Partners LP	$ 62,253	$ 110,835	$ 355,505	$ (168,546)	$ 109,602	$ 56,256	$ (173,371)	$ (63,362)	$ 360,047	$ (70,875)	$ 137,042
BASIC INCOME (LOSS) PER COMMON UNIT
(Loss) income from continuing operations	$ 0.21	$ 0.65	$ (0.40)	$ (2.29)	$ (0.23)	$ 0.65	$ (1.08)	$ (0.23)	$ (1.80)	$ (0.88)	$ 0.75
Basic (loss) income per common unit	0.20	0.65	2.70	(1.55)	0.76	0.33	(1.56)	(0.61)	2.01	(1.08)	0.99
DILUTED INCOME (LOSS) PER COMMON UNIT
(Loss) income from continuing operations	0.21	0.64	(0.40)	(2.29)	(0.23)	0.64	(1.08)	(0.23)	(1.80)	(0.88)	0.72
Diluted (loss) income per common unit	$ 0.19	$ 0.64	$ 2.70	$ (1.55)	$ 0.76	$ 0.32	$ (1.56)	$ (0.61)	$ 2.01	$ (1.08)	$ 0.95
Basic weighted average common units outstanding (in units)	124,262,014	123,892,680	122,380,197	121,544,421	121,271,959	120,844,008	121,314,636	120,535,909	123,017,064	120,991,340	108,091,486
Diluted weighted average common units outstanding (in units)	126,926,589	125,959,751	122,380,197	121,544,421	121,271,959	124,161,966	121,314,636	120,535,909	123,017,064	120,991,340	111,850,621